Long-term debt (Schedule of Maturities of Long-term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 93,830
Long-term Debt, Maturities, Repayments of Principal in Year Two	112,645
Long-term Debt, Maturities, Repayments of Principal in Year Three	26,615
Long-term Debt, Maturities, Repayments of Principal in Year Four	161,207
Long-term Debt, Maturities, Repayments of Principal in Year Five	119,605
Long-term Debt, Maturities, Repayments of Principal after Year Five	16,218
Total long-term debt	$ 530,120	$ 431,843